Intangible Assets and Goodwill - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Goodwill [Abstract]
Goodwill, at beginning of year	$ 55,573
Goodwill additions		55,573
Goodwill, at end of year	$ 55,573	$ 55,573